OPERATING LEASES	6 Months Ended
Jun. 30, 2026
Operating Leases
OPERATING LEASES

12. OPERATING LEASES

The Company leases an office space, a warehouse, and seven dormitories in Tianjin. The office space lease commenced in May 2025 and expires in December 2027; the warehouse lease commenced in November 2024 and expires in July 2026; and the seven dormitories have varying lease terms, with the earliest commencement date in June 2025 and the latest expiration date in July 2027.

The fixed monthly lease payment for the long-term lease of office space is RMB 11,000, RMB 27,000, and RMB 37,000 in 2025, 2026 and 2027 (approximately $1,500, $3,800, and $5,100, respectively), exclusive of applicable taxes and property management fees. The fixed monthly lease payment for the short-term lease of warehouse and seven dormitories ranges from RMB 950 to RMB 3,500 (approximately $100 to $500), exclusive of applicable taxes and property management fees.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company incurred rent expenses for short-term lease of approximately $12,000 for the period ended June 30, 2026.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less.

Weighted-average remaining lease term as of June 30, 2026, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	18 months
Weighted-average discount rate	3.50%

The weighted-average discount rate was based on the five-year interest rate of People’s Bank of China.

The following table outlines maturities of operating lease liabilities as of June 30, 2026:

Year ending June 30	Lease for office
2026	23,741
2027	65,934
Total lease payments	89,675
Less: Imputed interest	(2,809)
Present value of lease liabilities	86,866

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS